Consolidated Statements of Cash Flows - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities:
Net income	$ (2,619,286)	$ 1,234,008	$ 1,710,959	$ 2,904,174
Adjustments to reconcile net income to net cash used in operating activities:
Trust investment income	(543,988)	(1,893,221)	(2,674,089)	(3,580,311)
Unrealized loss on investments held in trust account		92,316	92,316
Changes in operating assets and liabilities:
Prepaid expense	80,598	94,175	122,423	80,578
Accounts payable and accrued offering costs and expenses	631,043	366,677	590,780	(34,916)
Accrued underwriting discount	2,415,000
Promissory note – third party		14,580
Other payable		70,000	125,000
Due to related party	36,131
Net cash provided by (used in) operating activities	(502)	(21,465)	30,655	(630,475)
Cash flows from investing activities:
Cash deposited to trust account	(385,000)	(330,000)	(495,000)	(165,000)
Cash deposited to trust escrow account		(55,000)	(55,000)
Cash withdrawn from trust account in connection with redemption			35,956,676	23,282,936
Net cash provided by investing activities	(385,000)	(385,000)	35,406,676	23,117,936
Cash flows from financing activities:
Proceeds from promissory note – related party		55,000	55,000	165,000
Proceeds from promissory note – third party	385,000	330,000	440,000
Redemption of ordinary shares			(35,956,676)	(23,282,936)
Net cash used in financing activities	385,000	385,000	(35,461,676)	(23,117,936)
Net change in cash	(502)	(21,465)	(24,345)	(630,475)
Cash at beginning of period	4,215	28,560	28,560	659,035
Cash at end of period	3,713	7,095	4,215	28,560
Supplemental disclosure of noncash investing and financing activities
Accretion for ordinary shares subject to redemption amount	873,988	2,185,905	3,131,773	3,580,311
Accrued expenses converted to promissory note– related party	52,000	188,587	267,426
Accrued expenses converted to promissory note – third party	164,978	45,000	48,164
Other payable converted to promissory note – third party	55,000
Prepaid expenses paid by promissory note – third party	98,984	81,000	91,639
Cash in trust account transferred to trust escrow account for closing	$ 18,929,689
Related Party [Member]
Changes in operating assets and liabilities:
Promissory note – third party			19,620
Third Party [Member]
Changes in operating assets and liabilities:
Promissory note – third party			$ 43,646